Commitments and Contingencies - Schedule of Non-Employee Stock-Based Compensation Costs (Details) - USD ($)		3 Months Ended		9 Months Ended
	May 12, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Stock Consideration [Member]
Schedule of Non-Employee Stock-Based Compensation Costs [Line Items]
Total Expensed				$ 199,089
Total Capitalized				389,171
Equity [Member]
Schedule of Non-Employee Stock-Based Compensation Costs [Line Items]
Total Expensed				159,091
Total Capitalized				312,500
Liability-Classified Awards [Member]
Schedule of Non-Employee Stock-Based Compensation Costs [Line Items]
Total Expensed	$ 116,669			39,998
Total Capitalized				$ 76,671